Property and Equipment (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and equipment gross		$ 153,000	$ 153,000
Less accumulated depreciation		(153,000)	(151,000)
Property and equipment net	$ 24,000	0	2,000
Office equipment [Member]
Property and equipment gross		17,000	17,000
Computer equipment [Member]
Property and equipment gross		82,000	82,000
Computer software [Member]
Property and equipment gross		44,000	44,000
Furniture and fixtures [Member]
Property and equipment gross		$ 10,000	$ 10,000